UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          August 14, 2012
------------------------------     ------------------       ---------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                       -------------------
Form 13F Information Table Entry Total:                        28
                                                       -------------------
Form 13F Information Table Value Total:                     $401,433
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                     Quarter Ended June 30, 2012

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                                                       VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC        COM            101121101   12,701     117,200  SH       SOLE                  117,200
BRE PROPERTIES INC           CL A           05564E106   33,293     665,600  SH       SOLE                  665,600
BROOKDALE SR LIVING INC      COM            112463104    8,500     479,121  SH       SOLE                  479,121
BROOKFIELD OFFICE PPTYS INC  COM            112900105    6,836     392,400  SH       SOLE                  392,400
CAMDEN PPTY TR               SH BEN INT     133131102    9,894     146,210  SH       SOLE                  146,210
CHATHAM LODGING TR           COM            16208T102    9,079     635,805  SH       SOLE                  635,805
COLONIAL PPTYS TR            COM SH BEN INT 195872106   11,920     538,400  SH       SOLE                  538,400
CORRECTIONS CORP AMER NEW    COM NEW        22025Y407    8,753     297,200  SH       SOLE                  297,200
DOUGLAS EMMETT INC           COM            25960P109   16,143     698,850  SH       SOLE                  698,850
DUKE REALTY CORP             COM NEW        264411505   16,409   1,120,850  SH       SOLE                1,120,850
ENTERTAINMENT PPTYS TR       COM SH BEN INT 29380T105   16,719     406,700  SH       SOLE                  406,700
EQUITY LIFESTYLE PPTYS INC   COM            29472R108   34,308     497,432  SH       SOLE                  497,432
FOREST CITY ENTERPRISES INC  CL A           345550107   26,764   1,833,143  SH       SOLE                1,833,143
GLIMCHER RLTY TR             SH BEN INT     379302102   10,481   1,025,543  SH       SOLE                1,025,543
GRAMERCY CAP CORP            COM            384871109    3,716   1,486,468  SH       SOLE                1,486,468
HCP INC                      COM            40414L109    6,742     152,700  SH       SOLE                  152,700
HFF INC                      CL A           40418F108    6,468     463,964  SH       SOLE                  463,964
HYATT HOTELS CORP            COM CL A       448579102   26,540     714,207  SH       SOLE                  714,207
LEXINGTON REALTY TRUST       COM            529043101    7,589     896,000  SH       SOLE                  896,000
MACERICH CO                  COM            554382101   20,018     339,000  SH       SOLE                  339,000
MEDICAL PPTYS TRUST INC      COM            58463J304   14,373   1,494,094  SH       SOLE                1,494,094
PARKWAY PPTYS INC            COM            70159Q104    8,907     778,570  SH       SOLE                  778,570
PUBLIC STORAGE               COM            74460D109   13,261      91,830  SH       SOLE                   91,830
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT 751452202   27,550   2,191,690  SH       SOLE                2,191,690
STRATEGIC HOTELS & RESORTS I COM            86272T106   14,039   2,173,275  SH       SOLE                2,173,275
SUNSTONE HOTEL INVS INC NEW  COM            867892101   12,884   1,172,350  SH       SOLE                1,172,350
VAIL RESORTS INC             COM            91879Q109   13,245     264,476  SH       SOLE                  264,476
WEINGARTEN RLTY INVS         SH BEN INT     948741103    4,301     163,300  SH       SOLE                  163,300